Strategic Group Variable Universal Life® II
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Life Separate Account I

Updating Summary Prospectus – May 1, 2022

This Summary Prospectus summarizes key features of the Strategic Group Variable Universal Life® II certificate, a group, flexible premium, variable adjustable life insurance certificate issued to individuals under a group life insurance policy (certificate), issued by Massachusetts Mutual Life Insurance Company.

The prospectus for the Strategic Group Variable Universal Life II certificate contains more information about the certificate, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the certificate online at www.MassMutual.com/SGVULII. You can also obtain this information at no cost by calling (800) 548-0073 or by sending an email request to LCMClientServices@MassMutual.com.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The SEC has not approved or disapproved this certificate or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Appendix A – Funds Available Under the Certificate	8

Glossary

Account Value. The value of your investment in the Separate Account Divisions and the GPA.

Certificate Anniversary. The anniversary of the Certificate Date.

Certificate Date. The date used as the starting point for determining Certificate Anniversary dates, Certificate Years and Monthly Calculation Dates.

Certificate Debt. All outstanding loans plus accrued interest.

Certificate Owner. The person who will generally make the choices that determine how the certificate operates while it is In Force.

Certificate Year. The twelve-month period beginning with the Certificate Date, and each successive twelve-month period thereafter.

Fund(s). The investment entities in which the Separate Account Divisions invest.

General Investment Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Investment Account’s assets include all of our assets, with the exception of the Separate Account and the Company’s other segregated asset accounts.

In Force. Your certificate has not terminated.

Insured. The person on whose life the certificate is issued.

Modified Endowment Contract (MEC). A Modified Endowment Contract (MEC) is a special type of life insurance under federal income tax law. Specifically, the law prescribes a test that is intended to differentiate between policies that are purchased primarily for certain tax advantages, versus policies that are purchased primarily for death protection. MECs are still life insurance and offer tax-free death benefits and tax-deferred cash value accumulation. However, pre-death distributions (including loans) are taxed as “income first” (not cost basis first), meaning they are taxable to the extent of gain in the policy. In addition, distributions may be subject to a 10% additional tax.

Monthly Calculation Date. The Certificate Date and the same day of each succeeding calendar month on which monthly charges are due on the certificate.

Planned Premium. The amount selected by you to be paid periodically on the certificate, which establishes the basis for the premium bills we send you.

Separate Account Division. A variable investment division offered through our Separate Account that invests in the corresponding underlying Fund.

Updated Information About Your Certificate

The information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2021. This may not reflect all changes that have occurred since you purchased your policy.

New Summary Prospectus

A new SEC rule now allows MassMutual to use this Updating Summary Prospectus instead of the longer statutory prospectus you received annually. This Updating Summary Prospectus provides key information about your certificate, as well as any changes that have occurred since the last time the prospectus was updated. More detailed information about your certificate, including the statutory prospectus, is available online at www.MassMutual.com/SGVULII.

Fund Name Changes	Ivy VIP Asset Strategy was renamed Delaware Ivy VIP Asset Strategy. MML Growth & Income Fund was renamed MML Sustainable Equity Fund.
Adviser and Sub-Adviser Changes

Delaware Management Company replaced Ivy Investment Management Company as the investment adviser to Delaware Ivy VIP Asset Strategy (formerly known as Ivy VIP Asset Strategy).
Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited were added as the investment sub-advisers to Delaware Ivy VIP Asset Strategy (formerly known as Ivy VIP Asset Strategy).
Massachusetts Financial Services Company was added as an investment sub-adviser to the MML International Equity Fund.
American Century Investment Management, Inc. replaced T. Rowe Price Associates, Inc. as the investment sub-adviser to the MML Small Company Value Fund.
Western Asset Management Company, LLC and Western Asset Management Company Limited replaced DoubleLine Capital LP as the investment sub-adviser to the MML Dynamic Bond Fund.
American Century Investment Management, Inc. replaced Massachusetts Financial Services Companyas the investment sub-adviser to the MML Sustainable Equity Fund (formerly known as MML Growth & Income Fund).

Important Information You Should Consider About the Strategic Group Variable Universal Life® II Certificate

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals

When you withdraw a portion of your Account Value from the certificate, we deduct a withdrawal charge of up to 2.0% of the amount you withdraw, but not more than $25. Please note that this charge applies to any withdrawal – whether it is taken early in your holding of the certificate or later.
The maximum withdrawal amount is equal to the Account Value less (a) any Certificate Debt less (b) an amount equal to (i) the most recent monthly charge multiplied by (ii) one plus the number of Monthly Calculation Dates remaining until the next Planned Premium due date.
For example, if you withdraw $10,000 from your certificate, you will incur a withdrawal charge of $25.

Fee Tables – Transaction Fees – Withdrawal Charge Charges and Deductions – Transaction Fees – Withdrawal Charge
Transaction Charges

In addition to withdrawal charges, you also may be charged for other transactions. These charges are as follows:
Premium Load Charge. Before allocating premiums among the Separate Account Divisions or the GPA, we impose a premium load charge equal to a maximum of 10% of each premium.
Transfer Charge. There is no transfer charge for the first twelve transfers during a Certificate Year. We may impose a transfer charge of up to $10 for the thirteenth and each subsequent transfer in a Certificate Year.

Fee Tables – Transaction Fees – Premium Load Charge
Fee Tables – Transaction Fees – Transfer Charge
Charges and Deductions – Transaction Fees – Premium Load Charge
Charges and Deductions – Transaction Fees – Transfer Charge

Ongoing Fees and Expenses (annual charges)

In addition to withdrawal charges and transaction charges, an investment in the certificate is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the certificate and the cost of optional benefits available under the certificate. These fees and expenses are set based on characteristics of the Insured under the certificate (e.g., age, sex, and underwriting class). You should view the certificate specifications pages for rates applicable to your certificate.
Certificate Owners will also bear expenses associated with the Funds available under the certificate, as shown in the following table:

Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Investment Options (portfolio company fees and expenses)	0.42%(1)	1.45%(1)
(1)	As a percentage of Fund assets.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the certificate.	Principal Risks – Investment Risks
Not a Short-Term Investment

A certificate is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
We apply a withdrawal charge with respect to any withdrawal you make from the certificate.
A withdrawal may also reduce your certificate’s face amount and may have adverse tax consequences.
You can avoid withdrawal charges and such possible adverse tax consequences by holding your certificate for the long-term and minimizing withdrawals.

Overview of the Certificate – What is the certificate, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options

An investment in this certificate is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks – Investment Risks General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds
Insurance Company Risks

An investment in the certificate is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.

General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account
Certificate Lapse

Your certificate could terminate (or lapse) if the Surrender Value becomes too low to support the certificate’s monthly charges. Factors that may cause your certificate to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your certificate lapses, you may be able to reinstate it. To reinstate your certificate, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the certificate has lapsed.

Principal Risks – Certificate Termination Certificate Termination and Reinstatement

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

Generally, you may transfer Account Value among the Separate Account Divisions and the GPA, subject to certain limitations.

•

Transfers from the GPA to the Separate Account are limited to one per Certificate Year, and generally may not exceed 25% of your Account Value in the GPA (less any Certificate Debt).

•

There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years and you have not added any Net Premium or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.

•

Transfers (including transfers through automated programs) cannot be processed during a Grace Period.

In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict the transfer by the applicable Fund.
MassMutual also reserves the right to remove or substitute Funds as investment options that are available under the certificate.

Transfers General Information About the Company the Separate Account and the Underlying Funds – The Underlying Funds – Addition, Removal, Closure or Substitution of Funds
Optional Benefits

Optional benefits, such as riders, may alter the benefits or charges in your certificate. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your certificate, or restrict the availability or terms of other riders.

Other Benefits Available Under the Certificate

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the certificate.

•

If you purchase the certificate through a qualified retirement plan, you do not receive any additional tax deferral.

•

Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income. If your certificate becomes a Modified Endowment Contract (MEC), loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

Federal Income Tax Considerations

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Your registered representative may receive compensation in the form of commissions for selling the certificate to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the certificate may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend the certificate over another investment.

Other Information – Distribution
Exchanges

Some investment professionals may have a financial incentive to offer you the certificate in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the certificate rather than continue to own your existing life insurance policy.

N/A

Appendix A

Funds Available Under the Certificate

The following is a list of Funds currently available under the certificate. This list of Funds is subject to change, as discussed in the prospectus for the certificate. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/SGVULII. You can also request this information at no cost by calling (800) 548-0073 or sending an email request to LCMClientServices@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your certificate may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.95%	16.65%	12.33%	11.62%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01% (2)	12.85%	10.18%	9.59%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.81%	9.98%	8.69%	8.08%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.79%	8.60%	7.79%	7.17%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.89%	14.33%	11.05%	10.35%
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.83%	11.99%	9.48%	8.91%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	0.00%	0.72%	0.37%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.87% (2)	–3.41%	2.37%	3.16%
Fixed Income	MML Dynamic Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Limited	0.57% (2)	–0.01%	3.34%	—
Fixed Income	MML High Yield Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85% (2)	8.12%	6.02%	7.27%
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60%	6.40%	5.46%	3.16%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.42%	0.81%	4.45%	3.45%
Fixed Income	MML Short-Duration Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.55%	2.01%	2.41%	2.11%
Fixed Income	MML Total Return Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.61%	–1.19%	3.79%	3.34%
Balanced	MML Blend Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.49%	15.02%	11.68%	11.09%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.43%	30.26%	11.99%	12.70%
Large Cap Value	MML Equity Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	25.58%	11.15%	11.88%
Large Cap Value	MML Fundamental Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.	0.81% (2)	30.02%	11.09%	12.16%
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.69%	26.27%	10.92%	11.52%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.70%	27.71%	20.05%	16.52%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.79%	27.57%	15.63%	15.06%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.87%	22.25%	17.23%	—
Large Cap Blend	MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	27.67%	21.40%	17.06%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.56%	27.14%	17.66%	15.81%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(5)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.03%	21.54%	24.92%	19.21%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.76%	16.34%	23.02%	19.14%
Large Cap Growth	MML Large Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	18.41%	21.86%	16.90%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.88%	23.31%	9.50%	13.00%
Small/Mid-Cap Value	MML Small Company Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.90% (2)	25.47%	10.83%	12.32%
Small/Mid-Cap Value	MML Small/Mid-Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.81%	35.94%	10.55%	13.39%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.68%	22.75%	13.99%	14.93%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.83%	19.10%	23.08%	17.84%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP	0.80%	13.21%	17.91%	16.38%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.08% (2)	7.31%	17.96%	15.86%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (2)	10.22%	11.88%	9.74%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.78%	15.49%	18.18%	14.24%
International/Global	MML American Funds International Fund (Service Class I)(5)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.29%	–1.96%	9.14%	7.64%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.93% (2)	13.04%	6.77%	6.08%
International/Global	MML Global Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	0.80%	17.42%	14.45%	13.16%
International/Global	MML International Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Harris Associates L.P. and Massachusetts Financial Services Company	0.95% (2)	11.77%	7.83%	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International/Global	MML Strategic Emerging Markets Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.35% (2)	–8.06%	9.76%	4.11%
Specialty(7)

Delaware Ivy VIP Asset Strategy (Class II)(8)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited

		0.87% (2)	10.44%	11.36%	8.01%
Specialty(7)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	0.99%	11.54%	6.71%	7.48%
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	These Funds, and their investment advisers, have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the fund’s total current expenses for Certificate Owners and will continue past the current year.
(3)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(4)	MML Sustainable Equity Fund formerly known as MML Growth & Income Fund.
(5)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(6)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. The MML American Funds International Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series® – International Fund. However, these two American Funds are not available directly as investment choices under your MassMutual variable product. You should read the prospectuses along with the prospectuses for the MML American Funds Growth Fund and MML American Funds International Fund.
(7)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.
(8)	Delaware Ivy VIP Asset Strategy Fund formerly known as Ivy VIP Asset Strategy Fund.

This Summary Prospectus incorporates by reference the Strategic Group Variable Universal Life II certificate’s statutory prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI includes additional information about Massachusetts Mutual Variable Life Separate Account I.

You can find the statutory prospectus and SAI at www.MassMutual.com/SGVULII. You can also obtain this information at no cost by calling (800) 548-0073 or by sending an email request to LCMClientServices@MassMutual.com.

EDGAR Contract Identifier: C000161953